Nature of Business and Significant Accounting Policies, Nature of Business, Going Concern, Accounts Receivable and Inventory (FY) (Details)					1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2017 USD ($)	Oct. 12, 2017	Apr. 24, 2017 USD ($)	Jan. 12, 2017	Mar. 31, 2016 Study	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) StockSplit	Dec. 31, 2016 USD ($)
Nature of Business [Abstract]
Number of clinical studies for C-Pulse System | Study					2
Number of reverse stock split | StockSplit							2
Reverse stock split ratio		20		30
Going Concern [Abstract]
Retained earnings (accumulated deficit)						$ (195,132,000)	$ (182,356,000)	$ (168,974,000)
Net proceeds from issuance of convertible preferred stock	$ 16,200,000		$ 8,000,000
Accounts Receivable [Abstract]
Accounts receivables maximum credit period from invoice date						30 days	30 days
Allowance for doubtful accounts						$ 0	$ 0	0
Inventories [Abstract]
Finished Goods						810,000	902,000	644,000
Work in Process						91,000	217,000	0
Raw Materials						1,047,000	469,000	33,000
Total						$ 1,948,000	$ 1,588,000	$ 677,000